Proceeds from Sale of Available-for-Sale and Trading Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 2,177,408	$ 996,801	$ 1,479,188
Equity securities
Available-for-sale:
Proceeds from sales	$ 152,821	$ 58,858	$ 29,209